Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Partner costs	$ 13,971	$ 14,535
Inventory, shipping and fulfillment	6,869	11,687
Employee compensation and benefits	4,334	20,584
Sales and other taxes	3,963	4,818
Information technology	3,176	2,207
Advertising	872	1,176
Customer service expenses	437	956
Other accrued expenses	8,525	8,467
Total accrued expenses	$ 42,147	$ 64,430